Financial instruments - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Jul. 31, 2022
Derivative [Line Items]
Cash received	$ 17,318,000
Estimated accumulated other comprehensive loss expected to be reclassified to net earnings	$ 1,019,000
0.7270%
Derivative [Line Items]
Notional amount		$ 125,000,000
Fixed per annum rate swapped for benchmark rate		0.727%